Notes to the consolidated statements of income - Reconciliation of basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net income attributable to shareholders of FME AG	€ 187,028	€ 140,359	€ 257,987	€ 226,721
Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,413,449	293,413,449
Basic earnings per share	€ 0.64	€ 0.48	€ 0.88	€ 0.77
Diluted earnings per share	€ 0.64	€ 0.48	€ 0.88	€ 0.77